Short-Term Investments	9 Months Ended
Sep. 30, 2025
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
5
.
Short-Term Investments
The Company classified short-term investments as
available-for-sale
securities, as the sale of such investments may be required prior to maturity to facilitate the execution of management strategies. During the three and nine months ended September 30, 2025, the unrealized gain on the Company’s available-for-sale
securities was immaterial, and not presented separately in the condensed consolidated statements of operations.
The Company classified all investments with maturities longer than three months from the date of purchase as short-term investments in the condensed consolidated balance sheets, reflecting its intent and ability to use these assets to meet the liquidity requirements of current operations. The following table summarizes contractual maturities of available-for-sale
securities as of September 30, 2025 (in thousands):

	Amortized Cost	Estimated Fair Value
Due in one year or less	$2,309	$2,309
Due after one year through five years	—	—
Due after five years	1,003	1,003

Total Investments	$3,312	$3,312